PREFERRED STOCK AND WARRANTS - WARRANTS (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) D $ / shares shares	Jun. 25, 2021 shares
Mezzanine Equity [Line Items]
Warrants outstanding | shares	25,158,086
Warrants outstanding amount | $	$ 59,877
Warrants forfeited | shares		723,333
Exercise price of warrants	$ 11.50
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Mezzanine Equity [Line Items]
Redemption price per public warrant (in dollars per share)	0.01
Warrant redemption condition minimum share price	$ 18.00
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Mezzanine Equity [Line Items]
Redemption price per public warrant (in dollars per share)	$ 0.10
Warrant redemption condition minimum share price	$ 10.00
Number of days after written notice period redemption	30 days
Minimum | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Mezzanine Equity [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30
Minimum | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Mezzanine Equity [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30